UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21291

Bertolet Capital Trust

(Exact name of registrant as specified in charter)

745 Fifth Ave., Suite 2400

New York, NY 10151

 (Address of principal executive offices)

(Zip code)

John E. Deysher

745 Fifth Ave., Suite 2400,

New York, NY 10151

 (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 605-7100

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

PINNACLE VALUE FUND
BERTOLET CAPITAL TRUST

		Schedule of Investments March 31, 2011 (Unaudited)

Shares/Principal Amount		Basis	Market Value	% of Assets

COMMON STOCKS
Commercial Banks
571,890	Preferred Bank *	$ 2,238,309	$ 840,678	1.28%

Conglomerate
10,344	Lydall, Inc. *	21,455	91,958
142,049	Regency Affiliates, Inc.	750,235	767,065
5,867	Wesco Financial Corp.	1,642,458	2,283,436
		2,414,148	3,142,459	4.79%

Fabricated Metal Products
122,100	Hardinge, Inc.	466,665	1,672,770
12,150	Keystone Consol Industries, Inc. *	95,170	97,200
		561,835	1,769,970	2.70%

Financial Services
33,600	Anchor Banc *	336,000	359,520
254,267	Asta Funding, Inc.	368,529	2,176,525
330,845	BKF Capital Group, Inc. *	1,200,242	357,313
512,840	Cadus Corp. *	828,076	707,719
17,000	Capital Southwest Corp.	1,377,233	1,556,010
275,570	Cosine Communications, Inc. *	676,414	578,697
240,256	Harbinger Group, Inc. *	1,555,857	1,251,734
117,200	Kent Financial Services, Inc. *	265,452	158,220
135,337	MVC Capital, Inc.	1,163,550	1,856,824
1,706	Novt Corp. *	400,420	537,390
34,400	SWK Holdings Corp. *	30,960	30,616
		8,202,733	9,570,568	14.59%

Furniture & Fixtures
100,510	Flexsteel Industries, Inc.	642,461	1,513,681
65,730	Stanley Furniture Co., Inc. *	203,311	362,172
		845,772	1,875,853	2.86%
Greeting Cards
4,900	CSS Industries, Inc.	74,678	92,365	0.14%

Industrial
159,312	Handy & Harman Ltd. *	611,953	1,914,930
50,200	Electro Sensors, Inc. *	199,619	223,390
		811,572	2,138,320	3.26%
Insurance
1,203,327	First Acceptance Corp. *	2,871,484	2,310,388
184,700	Hallmark Financial Services, Inc. *	1,191,043	1,547,786
24,400	Independence Holdings Co.	116,279	197,152
97,400	Montpelier Re Holdings Ltd.	1,301,861	1,721,058
900	Navigators Group, Inc. *	33,483	46,350
25,400	Old Republic International Corp.	199,354	322,326
3,400	Penn Millers *	35,860	48,192
47,322	Seabright Holdings, Inc.	339,210	485,051
		6,088,574	6,678,303	10.18%

Mailboxes & Lockers
69,700	American Locker Group, Inc. *	400,127	113,611	0.17%

Mobile Homes
35,150	Nobility Homes, Inc. *	267,036	327,598	0.50%

Optical Instruments & Lenses
45,700	Perceptron, Inc. *	129,537	290,195	0.44%

Security Services
1,627,683	Sielox, Inc. *	554,777	130,214	0.20%

Trucking
69,953	P.A.M. Transportation Services, Inc. *	267,314	789,179	1.20%

Total for Common Stock		$ 22,856,412	$ 27,759,313	42.32%

Closed-End & Exchange Traded Funds
3,400	Central Europe & Russia Fund, Inc.	41,007	154,020
61,260	Japan Smaller Capitalization Fund, Inc.	390,669	558,079
38,559	Petroleum & Resources Corp.	679,413	1,180,291
8,760	ProShares UltraShort Russell 2000	1,351,231	343,304
7,900	ProShares UltraShort Technology	1,220,690	447,219
9,300	Singapore Fund, Inc.	57,195	135,687
8,900	Turkish Investment Fund, Inc.	37,943	144,184
		3,778,148	2,962,784

Total for Closed-End Mutual Fund		$ 3,778,148	$ 2,962,784	4.52%

Real Estate Investment Trust
731	USA Real Estate Investors Trust *	273,550	88,451

Total for Real Estate Investment Trust		$ 273,550	$ 88,451	0.13%

SHORT TERM INVESTMENTS
Money Market Fund
35,122,578	First American Government Obligation Fund Class Z 0.02% **	35,122,578	35,122,578

Total for Short Term Investments		$ 35,122,578	$ 35,122,578	53.55%

	Total Investments	$ 62,030,688	$ 65,933,126	100.52%

	Liabilities In Excess of Other Assets		(339,657)	-0.52%

	Net Assets		$ 65,593,469	100.00%

* Non-Income producing securities.
** Dividend Yield

NOTES TO FINANCIAL STATEMENTS
Pinnacle Value Fund
1. SECURITY TRANSACTIONS

At March 31, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $62,030,688 amounted to $3,902,434, which consisted of aggregate gross unrealized appreciation of $10,193,771 and aggregate gross unrealized depreciation of $6,291,337.

2. SECURITY VALUATION

The Fund will primarily invest in equities and convertible securities.  Investments in securities are carried at market value. Securities traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price.  Lacking a last sale price, a security is valued at its last bid price except when, in Adviser’s opinion, the last bid price does not accurately reflect the current value of the security.  When market quotations are not readily available, when Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service uses electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading lots of debt securities without regard to sale or bid prices.  When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value determined in good faith by Adviser, subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which are within 60 days of maturity, are valued by using the amortized cost method.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$27,759,313	$0	$0	$27,759,313
Closed End & Exchange Traded Funds	$2,962,784	$0	$0	$2,962,784
Real Estate Investment Trusts	$88,451	$0	$0	$88,451
Preferred Stocks	$0	$0	$0	$0
Cash Equivalents	$35,122,578	$0	$0	$35,122,578
Total	$65,933,126	$0	$0	$65,933,126

ITEM 2. CONTROLS AND PROCEDURES.

    (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

    (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bertolet Capital Trust

By /s/John E. Deysher President

*John E. Deysher President

Date May 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/John E. Deysher Treasurer

*John E. Deysher Treasurer

Date May 26, 2011

* Print the name and title of each signing officer under his or her signature.